Schedule of Interest Income and Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal Home Loan Bank, Advance, Branch of FHLBank [Line Items]
Interest income	$ 21,167	$ 70,853
Interest expense on lease liabilities	(11,719)	(12,379)
Interest expense on factoring arrangement	(580,139)	(290,107)
Total:	$ (570,691)	$ (231,633)
Minimum [Member]
Federal Home Loan Bank, Advance, Branch of FHLBank [Line Items]
Interest rate	5.60%	5.49%
Maximum [Member]
Federal Home Loan Bank, Advance, Branch of FHLBank [Line Items]
Interest rate	6.80%	6.88%